N-2 - USD ($)								3 Months Ended											6 Months Ended	12 Months Ended
		Dec. 13, 2022		Dec. 06, 2022		Dec. 01, 2022	Sep. 06, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cover [Abstract]
Entity Central Index Key		0001635977
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		TEKLA WORLD HEALTHCARE FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Fees and Expenses
Shareholder Transaction Expenses
Sales Load(1)	1.00%
Expenses Borne by Shareholders of the Trust	—%
Dividend Reinvestment and Stock Repurchase Plan Fees	None (2)

Fees and Expenses
Shareholder Transaction Expenses ( as a percentage of Subscription Price)
Sales Load	—%
Expenses Borne by Shareholders of the Trust	—%
Dividend Reinvestment and Stock Repurchase Plan Fees	None (1)

Sales Load [Percent]		1.00%	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0	[2]	$ 0	[3]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]				0.00%
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to Shares)(2)
Management Fee(3)	1.23%
Interest Payments on Borrowed Funds	0.38%
Other Expenses(4)	0.30%
Total Annual Expenses	1.91%

Annual Expenses (as a percentage of average net assets attributable to Shares) (1)
Management Fee (2)	1.23%
Interest Payments on Borrowed Funds	0.38%
Other Expenses (3)	0.30%
Total Annual Expenses	1.91%

Management Fees [Percent]		1.23%	[2],[4]	1.23%	[3],[5]
Interest Expenses on Borrowings [Percent]		0.38%	[2]	0.38%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.30%	[2],[6]	0.30%	[3],[7]
Total Annual Expenses [Percent]		1.91%	[2]	1.91%	[3]
Expense Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years

$19	$60	$103	$223

1 Year	3 Years	5 Years	10 Years
$19	$60	$103	$223

Expense Example, Year 01		$ 19		$ 19
Expense Example, Years 1 to 3		60		60
Expense Example, Years 1 to 5		103		103
Expense Example, Years 1 to 10		$ 223		$ 223
Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist you in understanding the various cost and expenses that you will bear directly or indirectly as an investor in the Trust. For more information on the management fees paid by the Trust, please refer to the section of the accompanying Prospectus entitled “The Trust—Compensation of Investment Adviser.”

The purpose of the table above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Trust. For more information regarding the management fees paid by the Trust, refer to the section of the accompanying Prospectus entitled “Management of the Trust—Investment Adviser.”

The purpose of the table above is to assist you in understanding the various cost and expenses that you will bear directly or indirectly as an investor in the Trust. For more information on the management fees paid by the Trust, see “The Trust—Compensation of Investment Adviser.”

The purpose of the table above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Trust. For more information regarding the management fees paid by the Trust, refer to the section of this Prospectus entitled “Management of the Trust—Investment Adviser.”

Basis of Transaction Fees, Note [Text Block]				as a percentage of Subscription Price
Other Expenses, Note [Text Block]		“Other Expenses” have been estimated for the current fiscal year.		“Other Expenses” for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The management fee is charged as a percentage of the Trust’s average daily Managed Assets (as defined herein), as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes. “Managed Assets” means the total assets of the Trust (including any assets attributable to borrowings for investment purposes) minus the sum of the Trust’s accrued liabilities (other than liabilities representing borrowings for investment purposes).		The management fee is charged as a percentage of the Trust’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per $1,000 of Indebtedness	Involuntary Liquidating Preferences Per Unit	Average Market Value(2)
Loan Facility 2021	$120	$5,714	$—	N/A
Loan Facility 2020	$120	$4,554	$—	N/A
Loan Facility 2019	$120	$4,396	$—	N/A
Loan Facility 2018	$120	$4,861	$—	N/A
Loan Facility 2017	$120	$4,999	$—	N/A
Loan Facility 2016	$120	$5,160	$—	N/A

_______________

(1)	Total amount in $ millions of each class of senior securities outstanding at the end of the period presented.
(2)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Amount																			$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Senior Securities Coverage per Unit																			$ 5,601	$ 5,714	$ 4,554	$ 4,396	$ 4,861	$ 4,999
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following table as of the end of the last 10 fiscal years. The information in this table for the fiscal years ended 2021, 2020, 2019, 2018 and 2017 has been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Trust’s audited financial statements appearing in the Trust’s Annual Report to Shareholders for the year ended September 30, 2021, including the report of Deloitte & Touche LLP thereon, including accompanying notes thereto, are incorporated by reference in the SAI. The “--” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per $1,000 of Indebtedness	Involuntary Liquidating Preferences Per Unit	Average Market Value(2)
Loan Facility 2021	$120	$5,714	$—	N/A
Loan Facility 2020	$120	$4,554	$—	N/A
Loan Facility 2019	$120	$4,396	$—	N/A
Loan Facility 2018	$120	$4,861	$—	N/A
Loan Facility 2017	$120	$4,999	$—	N/A
Loan Facility 2016	$120	$5,160	$—	N/A

_______________

(1)	Total amount in $ millions of each class of senior securities outstanding at the end of the period presented.
(2)	Not applicable because the senior securities are not registered for public trading.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Investment Objective, Policies, and Risk Factors—Investment Objective and Policies”, which is incorporated by reference herein, for a discussion of the Trust’s investment objective and policies.

INVESTMENT OBJECTIVE AND POLICIES

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Investment Objective, Policies and Risk Factors—Investment Objective and Policies,” which is incorporated by reference herein, for discussion of the Trust’s investment objective and policies.

Risk Factors [Table Text Block]
See “Risks Factors” beginning on page 15 of the accompanying Prospectus for a discussion of factors you should carefully consider before deciding to invest in the Trust’s Common Shares.

RISK FACTORS

An investment in common shares of the Trust involves risk. Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Investment Objectives, Policies and Risks—Risk Factors,” which is incorporated by reference herein, for a discussion of the risks of investing in the Trust.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming that leverage will represent approximately 20% of Managed Assets and that the Trust will bear expenses relating to that leverage at an annual cost of 1.00%, Trust performance before leverage (net of expenses) must exceed 0.2% in order to cover the expenses specifically related to the Trust’s use of leverage. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.

As of September 30, 2022 and the most recently signed line of credit agreement, the Trust projects an annual leverage expense of 3.59%. The Trust had $120,000,000 of funds drawn on its line of credit which was 18.9% of Managed Assets as of September 30, 2022.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on total returns from an investment in the Trust assuming investment portfolio returns before leverage of (10)%, (5)%, 0%, 5% and 10%. The table further reflects the use of leverage representing 20% of the Trust’s Managed Assets and the Trust’s currently projected annual leverage expense of 1.00%.

Assumed Trust Return Before Leverage (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Assumed Trust Return Inclusive of Leverage	(13.40)%	(7.15)%	(0.90)%	5.35%	11.60%

Assumed Trust performance before and inclusive of leverage are hypothetical and are pro-vided to assist investors in understanding the effects of leverage. Actual performance experienced by the Trust may be lesser or greater than that shown above.

Annual Dividend Payment																			$ 0.7	$ 1.4	$ 1.4	$ 1.4	$ 1.4	$ 1.4
Effects of Leverage [Table Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on total returns from an investment in the Trust assuming investment portfolio returns before leverage of (10)%, (5)%, 0%, 5% and 10%. The table further reflects the use of leverage representing 20% of the Trust’s Managed Assets and the Trust’s currently projected annual leverage expense of 1.00%.

Assumed Trust Return Before Leverage (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Assumed Trust Return Inclusive of Leverage	(13.40)%	(7.15)%	(0.90)%	5.35%	11.60%

Assumed Trust performance before and inclusive of leverage are hypothetical and are pro-vided to assist investors in understanding the effects of leverage. Actual performance experienced by the Trust may be lesser or greater than that shown above.

Return at Minus Ten [Percent]				(13.40%)
Return at Minus Five [Percent]				(7.15%)
Return at Zero [Percent]				(0.90%)
Return at Plus Five [Percent]				5.35%
Return at Plus Ten [Percent]				11.60%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage on total returns from an investment in the Trust assuming investment portfolio returns before leverage of (10)%, (5)%, 0%, 5% and 10%. The table further reflects the use of leverage representing 20% of the Trust’s Managed Assets and the Trust’s currently projected annual leverage expense of 1.00%.

Share Price [Table Text Block]

Quarter Ending	Market Price(1) High	Corresponding Net Asset Value(2)	Market Premium/ (Discount)(2)	Corresponding Price(1) Low	Net Asset Value(2)	Premium/ (Discount)(2)	Trading Volume(1)
Fiscal 2020
Dec. 31	$13.97	$14.84	-5.86%	$13.00	$13.32	-2.40%	7,311,726
Mar. 31	$14.49	$15.25	-4.98%	$8.89	$10.50	-15.33%	13,080,124
June 30	$14.76	$14.58	1.24%	$10.83	$12.29	-11.88%	13,241,814
Sept. 30	$14.99	$14.67	2.18%	$13.82	$13.76	0.436%	6,999,269
Fiscal 2021
Dec. 31	$16.07	$14.68	9.47%	$13.43	$13.25	1.36%	6,759,018
Mar. 31	$17.92	$15.29	17.20%	$14.29	$14.63	-2.32%	12,830,000
June 30	$16.69	$15.56	7.26%	$14.86	$15.15	-1.91%	12,500,000
Sept. 30	$17.38	$16.22	7.15%	$16.13	$15.45	4.40%	6,800,000
Fiscal 2022
Dec. 31	$17.08	$15.63	9.28%	$15.51	$14.75	5.15%	6,310,000
Mar. 31	$16.34	$15.63	4.54%	$13.29	$13.86	-4.11%	8,990,000
June 30	$10.39	$14.49	9.70%	$14.00	$12.40	12.90%	7,990,000

__________________

(1)	As reported by Bloomberg LLP.
(2)	Based on the Trust’s computations, on the day that the high or low market price was recorded.

Lowest Price or Bid	[8]							$ 14	$ 13.29	$ 15.51	$ 16.13	$ 14.86	$ 14.29	$ 13.43	$ 13.82	$ 10.83	$ 8.89	$ 13
Highest Price or Bid	[8]							10.39	16.34	17.08	17.38	16.69	17.92	16.07	14.99	14.76	14.49	13.97
Lowest Price or Bid, NAV	[9]							12.4	13.86	14.75	15.45	15.15	14.63	13.25	13.76	12.29	10.5	13.32
Highest Price or Bid, NAV	[9]							$ 14.49	$ 15.63	$ 15.63	$ 16.22	$ 15.56	$ 15.29	$ 14.68	$ 14.67	$ 14.58	$ 15.25	$ 14.84
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]							9.70%	4.54%	9.28%	7.15%	7.26%	17.20%	9.47%	2.18%	1.24%	(4.98%)	(5.86%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]							12.90%	(4.11%)	5.15%	4.40%	(1.91%)	(2.32%)	1.36%	0.436%	(11.88%)	(15.33%)	(2.40%)
Latest Share Price						$ 15.03	$ 14.42
Latest Premium (Discount) to NAV [Percent]						10.60%	13.36%
Latest NAV						$ 13.59	$ 12.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Trust’s capitalization consists of an unlimited number of Shares of beneficial interest, $0.01 par value. Each Share represents an equal proportionate beneficial interest in the Trust and, when issued and outstanding, will be fully paid and non-assessable by the Trust. Upon any liquidation of the Trust, Shareholders will be entitled to share pro rata in the net assets of the Trust available for distribution after paying or adequately providing for the payment of all liabilities. The Trust will send annual and semi-annual financial statements to Shareholders and may also issue more abbreviated interim reports to update Shareholders on a quarterly basis. The Trust will hold annual meetings of its Shareholders in accordance with the provisions of the Trust’s By-laws and the rules of the NYSE.

Shareholders are entitled to one vote for each whole Share held and a proportionate fractional vote for each fractional Share held. The Trust’s Shares do not have cumulative voting rights, which means that the holders of more than 50% of the Shares of the Trust voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining Shares will not be able to elect any Trustees. The Trust has a classified Board of three classes, whereby one class of Trustees is elected each year.

Security Title [Text Block]		Common shares
Security Dividends [Text Block]

Distributions

Dividends paid from investment company taxable income as calculated for federal income tax purposes generally will be taxable to Shareholders as ordinary income whether paid in cash or reinvested in the Trust’s Shares. The Trust intends to distribute to its Shareholders substantially all of its investment company taxable income(including distributions of net short-term capital gains), if any, for each year. It is anticipated that the Trust’s income distributions will be paid annually in additional Shares unless the Shareholder elects payment in cash.

A portion of the dividends paid by the Trust may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Trust distribution is treated as qualified dividend income to the extent that the Trust receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Trust and the Shareholder. Trust distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and distributions from certain non-U.S. corporations.

If a portion of the Trust’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Trust may be eligible for the corporate dividends-received deduction provided that certain holding period and other requirements are met by both the Trust and the corporate Shareholder.

Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses reported by the Trust as capital gain dividends will be taxable to Shareholders as long-term capital gains, whether paid in cash or reinvested in the Trust’s Shares, regardless of how long the Shareholders have held the Trust’s Shares and will not be eligible for the dividends received deduction for corporations.

Each year, Shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. Dividends declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Trust and received by Shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Gain or loss realized upon the sale or exchange of Shares will be a capital gain or loss if the Shares are capital assets in the Shareholder’s hands and generally will be long-term or short-term, depending upon the Shareholder’s holding period for the Shares. You should be aware that any loss realized upon the sale or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gain to the Shareholder with respect to such Shares. In addition, any loss realized on a sale or exchange of Shares will be disallowed to the extent the Shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to the Plan. In such case, the basis of Shares acquired will be adjusted to reflect the disallowed loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Trust and net gains from redemptions or other taxabledispositions of Trust Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If a Shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Trust that the taxpayer identification number listed on the account is incorrect according to their records or that the Shareholder is subject to backup withholding, federal law generally requires the Trust to withhold 24% from any dividends and/or redemptions (including exchange redemptions). Amounts withheld are applied to federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Federal law also requires the Trust to withhold up to 30% or the applicable tax treaty rate from ordinary dividends paid to certain nonresident alien and other non-U.S. Shareholder accounts.

This is a brief summary of some of the tax laws that affect an investment in the Trust. Moreover, the foregoing does not address the many factors that may determine whether an investor will be liable for the federal alternative minimum tax. Please see the SAI and a tax adviser for further information.

Security Voting Rights [Text Block]				Shareholders are entitled to one vote for each whole Share held and a proportionate fractional vote for each fractional Share held. The Trust’s Shares do not have cumulative voting rights, which means that the holders of more than 50% of the Shares of the Trust voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining Shares will not be able to elect any Trustees.
Security Liquidation Rights [Text Block]				Upon any liquidation of the Trust, Shareholders will be entitled to share pro rata in the net assets of the Trust available for distribution after paying or adequately providing for the payment of all liabilities.
Outstanding Security, Held [Shares]		47,500,309
Loan Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10]																			$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000	$ 120,000,000
Senior Securities Coverage per Unit																				$ 5,714	$ 4,554	$ 4,396	$ 4,861	$ 4,999	$ 5,160
Senior Securities Involuntary Liquidating Preference per Unit																				0	0	0	0	0	0
Senior Securities Average Market Value per Unit	[11]

[1]	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	The expenses of administering the Trust’s Dividend Reinvestment and Stock Purchase Plan are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to the Trust’s Dividend Reinvestment and Stock Purchase Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Trust’s Dividend Reinvestment and Stock Purchase Plan.
[3]	The expenses of administering the Trust’s Dividend Reinvestment and Stock Purchase Plan are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your Shares that you acquired pursuant to the Trust’s Dividend Reinvestment and Stock Purchase Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Trust’s Dividend Reinvestment and Stock Purchase Plan. See “Dividend Reinvestment and Stock Purchase Plan.”
[4]	The management fee is charged as a percentage of the Trust’s average daily Managed Assets (as defined herein), as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes. “Managed Assets” means the total assets of the Trust (including any assets attributable to borrowings for investment purposes) minus the sum of the Trust’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
[5]	The management fee is charged as a percentage of the Trust’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes.
[6]	“Other Expenses” have been estimated for the current fiscal year.
[7]	“Other Expenses” for the current fiscal year.
[8]	As reported by Bloomberg LLP.
[9]	Based on the Trust’s computations, on the day that the high or low market price was recorded.
[10]	Total amount in $ millions of each class of senior securities outstanding at the end of the period presented.
[11]	Not applicable because the senior securities are not registered for public trading.